Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 235,868	$ 261,937
Accrued liabilities	104,936	50,481
Provisions	303,896	81,852
Total	$ 644,700	$ 394,270